Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Level 3
Disclosure Of Financial Instruments [Line Items]
Gain (loss) on re-measurement of contingent consideration provision	$ 4.5	$ 0.9